Lease liabilities - Changes in lease liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Lease liabilities [abstract]
Balance at beginning of the year	R 378	R 582		R 319
New leases and modifications	508	25		144
Lease liabilities on acquisition of subsidiaries	0	3		315
Repayment of lease liabilities (including interest)	(267)	(244)		(263)
Interest charge	39	34		43
Foreign currency translation	(11)	(22)		24
Balance at end of the year	647	378		582
Current portion of lease liabilities	(166)	(175)	[1]	(198)
Non-current lease liabilities	R 481	R 203	[1]	R 384

[1]	Amount for 31 December 2024 was revised (see note 16.2)